F/m 3-Year Investment Grade Corporate Bond ETF
Schedule of Investments
May 31, 2026 (Unaudited)

CORPORATE BONDS - 98.6%	Par	Value
Communications - 3.4%
Airbnb, Inc., 4.40%, 03/16/2029	$ 86,000	$ 85,838
Alphabet, Inc., 3.70%, 02/15/2029	87,000	85,833
AT&T, Inc., 4.35%, 03/01/2029	85,000	84,777
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.10%, 06/01/2029	82,000	84,414
Comcast Corp., 5.10%, 06/01/2029	84,000	85,662
Fox Corp., 4.71%, 01/25/2029	83,000	83,254
Meta Platforms, Inc., 4.30%, 08/15/2029	85,000	85,073
Netflix, Inc., 5.38%, 11/15/2029 (a)	82,000	84,338
News Corp., 3.88%, 05/15/2029 (a)	89,000	86,254
Omnicom Group, Inc., 4.20%, 03/02/2029	81,000	80,019
Rogers Communications, Inc., 5.00%, 02/15/2029	85,000	85,665
T-Mobile USA, Inc., 4.20%, 10/01/2029	86,000	85,169
Uber Technologies, Inc., 4.50%, 08/15/2029 (a)	84,000	83,328
Verizon Communications, Inc., 3.88%, 02/08/2029	86,000	85,051
Videotron Ltd., 3.63%, 06/15/2029 (a)	88,000	85,236
Walt Disney Co., 3.75%, 03/14/2029	87,000	85,793
		1,355,704

Consumer Discretionary - 8.1%
1011778 BC ULC / New Red Finance, Inc., 5.63%, 09/15/2029 (a)	82,000	82,709
Amazon.com, Inc., 4.00%, 03/13/2029	83,000	82,396
American Honda Finance Corp., 4.15%, 01/08/2029	86,000	85,093
AS Mileage Plan IP Ltd., 5.02%, 10/20/2029 (a)	86,000	85,279
AutoNation, Inc., 4.45%, 01/15/2029	86,000	85,239
AutoZone, Inc., 5.10%, 07/15/2029	84,000	85,320
BMW US Capital LLC, 4.40%, 03/19/2029 (a)	83,000	82,818
BorgWarner, Inc., 4.95%, 08/15/2029	82,000	82,884
Brunswick Corp., 5.85%, 03/18/2029	80,000	82,101
Carnival Corp., 7.00%, 08/15/2029 (a)	81,000	84,096
Darden Restaurants, Inc., 4.55%, 10/15/2029	86,000	85,574
Delta Air Lines, Inc., 3.75%, 10/28/2029	90,000	86,971
Dick's Sporting Goods, Inc., 4.00%, 10/01/2029 (a)	88,000	85,874
eBay, Inc., 4.25%, 03/06/2029	86,000	85,198
ERAC USA Finance LLC, 4.50%, 10/30/2029 (a)	86,000	85,687
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	85,000	81,127
General Motors Financial Co., Inc., 4.75%, 04/06/2029	86,000	86,191
Genuine Parts Co., 4.95%, 08/15/2029	85,000	84,698
Hasbro, Inc., 3.90%, 11/19/2029	84,000	81,899
Home Depot, Inc., 4.75%, 06/25/2029	85,000	86,044
Hyatt Hotels Corp., 5.25%, 06/30/2029	80,000	81,278
Hyundai Capital America, 4.75%, 04/06/2029 (a)	86,000	86,077
Las Vegas Sands Corp., 6.00%, 08/15/2029	81,000	83,259
Lear Corp., 4.25%, 05/15/2029	87,000	85,944
Leggett & Platt, Inc., 4.40%, 03/15/2029	88,000	85,818
Lowe's Cos., Inc., 3.65%, 04/05/2029	88,000	86,062
Magna International, Inc., 5.05%, 03/14/2029	83,000	84,073
Marriott International, Inc., 4.88%, 05/15/2029	85,000	85,812
Mattel, Inc., 3.75%, 04/01/2029 (a)	88,000	85,325
McDonald's Corp., 5.00%, 05/17/2029	83,000	84,432
Meritage Homes Corp., 3.88%, 04/15/2029 (a)	86,000	83,559
O'Reilly Automotive, Inc., 3.90%, 06/01/2029	84,000	82,551
Polaris, Inc., 6.95%, 03/15/2029	78,000	81,499
RELX Capital, Inc., 4.00%, 03/18/2029	86,000	84,875

Starbucks Corp., 3.55%, 08/15/2029	88,000	85,843
Toll Brothers Finance Corp., 3.80%, 11/01/2029	80,000	77,900
Toyota Motor Credit Corp., 4.05%, 03/13/2029	81,000	80,360
United Airlines, Inc., 4.63%, 04/15/2029 (a)	86,000	84,687
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	86,000	86,034
		3,282,586

Consumer Staples - 5.8%
Ahold Finance USA LLC, 6.88%, 05/01/2029	79,000	83,715
Altria Group, Inc., 4.80%, 02/14/2029	84,000	84,541
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	82,000	82,676
BAT International Finance PLC, 5.93%, 02/02/2029	82,000	84,782
Bunge Ltd. Finance Corp., 4.20%, 09/17/2029	88,000	87,036
Campbell's Co., 5.20%, 03/21/2029	83,000	83,795
Cargill, Inc., 3.25%, 05/23/2029 (a)	90,000	87,414
Clorox Co., 4.40%, 05/01/2029	87,000	86,564
Coca-Cola Co., 2.13%, 09/06/2029	89,000	83,503
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	83,000	84,634
Constellation Brands, Inc., 4.80%, 01/15/2029	79,000	79,412
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029 (a)	82,000	79,681
Hershey Co., 2.45%, 11/15/2029	84,000	78,850
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 3.00%, 02/02/2029	90,000	86,335
Kimberly-Clark Corp., 3.20%, 04/25/2029	88,000	85,272
Kraft Heinz Foods Co., 4.63%, 01/30/2029	83,000	83,068
Kroger Co., 4.50%, 01/15/2029	84,000	84,070
Maple Parent Holdings Corp., 4.75%, 03/26/2029 (a)	86,000	85,915
McCormick & Co., Inc., 4.15%, 02/15/2029	84,000	83,197
Mondelez International, Inc., 4.75%, 02/20/2029	85,000	85,654
PepsiCo, Inc., 4.10%, 01/15/2029	83,000	82,786
Philip Morris International, Inc., 4.13%, 04/27/2029	86,000	85,230
Procter & Gamble Co., 4.15%, 10/24/2029	86,000	86,256
Smithfield Foods, Inc., 5.20%, 04/01/2029 (a)	86,000	86,493
Sysco Corp., 5.75%, 01/17/2029	81,000	83,229
Target Corp., 3.38%, 04/15/2029	88,000	85,880
Tyson Foods, Inc., 5.40%, 03/15/2029	83,000	84,843
Walmart, Inc., 4.00%, 04/30/2029	86,000	85,619
		2,360,450

Energy - 6.8%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 4.05%, 03/11/2029	81,000	80,239
Boardwalk Pipelines LP, 4.80%, 05/03/2029	83,000	83,250
BP Capital Markets America, Inc., 4.87%, 11/25/2029	82,000	83,074
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029	82,000	79,625
Cheniere Energy Partners LP, 4.50%, 10/01/2029	86,000	85,553
Chevron USA, Inc., 3.25%, 10/15/2029	88,000	85,156
ConocoPhillips Co., 6.95%, 04/15/2029	75,000	80,133
Coterra Energy, Inc., 4.38%, 03/15/2029	87,000	86,589
DCP Midstream Operating LP, 5.13%, 05/15/2029	82,000	83,141
DT Midstream, Inc., 4.13%, 06/15/2029 (a)	83,000	81,392
Enbridge, Inc., 5.30%, 04/05/2029	84,000	85,623
Energy Transfer LP, 5.25%, 07/01/2029	83,000	84,542
Enterprise Products Operating LLC, 3.13%, 07/31/2029	90,000	86,601
EQT Corp., 5.00%, 01/15/2029	84,000	84,663
Expand Energy Corp., 5.38%, 02/01/2029	86,000	85,962
Exxon Mobil Corp., 2.44%, 08/16/2029	90,000	85,247
Hess Corp., 7.88%, 10/01/2029	76,000	84,063
Kinder Morgan, Inc., 5.10%, 08/01/2029	85,000	86,315
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (a)	84,000	83,489
MPLX LP, 4.80%, 02/15/2029	85,000	85,448

ONEOK, Inc., 4.40%, 10/15/2029	86,000	85,332
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	82,000	82,480
Permian Resources Operating LLC, 5.88%, 07/01/2029 (a)	81,000	81,053
Schlumberger Holdings Corp., 5.00%, 11/15/2029 (a)	82,000	83,244
Shell Finance US, Inc., 2.38%, 11/07/2029	84,000	78,691
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/2029	84,000	84,460
Targa Resources Corp., 4.35%, 01/15/2029	86,000	85,639
TotalEnergies Capital International SA, 3.46%, 02/19/2029	86,000	84,247
Valero Energy Corp., 4.00%, 04/01/2029	84,000	82,679
Western Midstream Operating LP, 6.35%, 01/15/2029	78,000	81,057
Whistler Pipeline LLC, 5.40%, 09/30/2029 (a)	79,000	80,533
Williams Cos., Inc., 4.80%, 11/15/2029	84,000	84,629
Woodside Finance Ltd., 4.50%, 03/04/2029 (a)	87,000	86,504
		2,760,653

Financials - 34.1% (b)
Aircastle Ltd., 5.95%, 02/15/2029 (a)	83,000	85,146
Alexandria Real Estate Equities, Inc., 4.50%, 07/30/2029	86,000	85,171
Allstate Corp., 5.05%, 06/24/2029	81,000	82,256
Ally Financial, Inc., 6.85% (SOFR + 2.82%), 01/03/2030	79,000	82,286
American Express Co., 4.44% (SOFR + 0.81%), 05/03/2030	86,000	85,720
American Homes 4 Rent LP, 4.90%, 02/15/2029	83,000	83,488
American National Global Funding, 4.63%, 12/15/2028 (a)	86,000	85,352
American Tower Corp., 5.20%, 02/15/2029	84,000	85,335
Ameriprise Financial, Inc., 5.70%, 12/15/2028	83,000	85,466
Aon North America, Inc., 5.15%, 03/01/2029	85,000	86,324
Apollo Debt Solutions BDC, 5.20%, 12/08/2028 (a)	86,000	85,080
Apollo Management Holdings LP, 4.87%, 02/15/2029 (a)	86,000	86,167
Ares Capital Corp., 5.95%, 07/15/2029	83,000	84,030
Ares Strategic Income Fund, 4.85%, 01/15/2029 (a)	88,000	85,675
Associated Banc-Corp., 6.46% (SOFR + 3.03%), 08/29/2030	84,000	86,183
Athene Global Funding, 4.72%, 10/08/2029 (a)	86,000	84,888
AvalonBay Communities, Inc., 1.90%, 12/01/2028	89,000	83,757
Aviation Capital Group LLC, 4.25%, 04/30/2029 (a)	86,000	84,642
Avolon Holdings Funding Ltd., 4.20%, 04/15/2029 (a)	86,000	84,525
AXIS Specialty Finance LLC, 3.90%, 07/15/2029	88,000	85,913
Bank of America Corp., 4.48% (SOFR + 0.87%), 04/23/2030	86,000	85,594
Bank of Montreal, 4.34% (SOFR + 0.89%), 03/19/2030 (c)	83,000	82,449
Bank of New York Mellon Corp., 4.03% (SOFR + 0.63%), 01/22/2030	86,000	85,071
Bank of Nova Scotia, 4.25% (SOFR + 0.73%), 02/02/2030	86,000	85,142
Barings BDC, Inc., 7.00%, 02/15/2029	80,000	81,337
Barings Private Credit Corp., 5.75%, 02/06/2029 (a)	85,000	83,276
BGC Group, Inc., 6.60%, 06/10/2029	82,000	84,564
BlackRock Funding, Inc., 4.70%, 03/14/2029	83,000	83,962
Blackstone Private Credit Fund, 5.60%, 11/22/2029	80,000	79,005
Blackstone Secured Lending Fund, 5.25%, 09/04/2029	85,000	83,809
Blue Owl Capital Corp., 5.95%, 03/15/2029	85,000	84,968
Blue Owl Credit Income Corp., 6.60%, 09/15/2029	83,000	83,623
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029 (c)	86,000	86,414
Boston Properties LP, 3.40%, 06/21/2029	83,000	79,759
Brighthouse Financial Global Funding, 5.65%, 06/10/2029 (a)	80,000	80,584
Brixmor Operating Partnership LP, 4.13%, 05/15/2029	87,000	85,865
Brookfield Finance, Inc., 4.85%, 03/29/2029	86,000	86,316
Brown & Brown, Inc., 4.50%, 03/15/2029	84,000	83,540
Camden Property Trust, 3.15%, 07/01/2029	86,000	82,526
Canadian Imperial Bank of Commerce, 4.28% (SOFR + 0.79%), 01/29/2030	86,000	85,227
Cantor Fitzgerald LP, 7.20%, 12/12/2028 (a)	81,000	84,444
Capital One Financial Corp., 5.46% (SOFR + 1.56%), 07/26/2030	80,000	81,549
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/2029 (a)	90,000	86,535

CBRE Services, Inc., 5.50%, 04/01/2029	82,000	83,978
Charles Schwab Corp., 4.74% (SOFR + 0.78%), 05/21/2030	82,000	82,456
Chubb INA Holdings LLC, 4.65%, 08/15/2029	85,000	85,582
CI Financial Corp., 7.50%, 05/30/2029 (a)	79,000	82,881
Citigroup, Inc., 0.00% to 11/19/2029 then 5 yr. CMT Rate + 1.28%, 11/19/2034	82,000	83,234
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	83,000	85,208
CNA Financial Corp., 3.90%, 05/01/2029	86,000	84,286
CNO Global Funding, 4.95%, 09/09/2029 (a)	86,000	86,243
COPT Defense Properties LP, 2.00%, 01/15/2029	88,000	82,336
Corebridge Global Funding, 4.80%, 05/29/2029 (a)	80,000	80,080
Crown Castle, Inc., 4.90%, 09/01/2029	83,000	83,455
CubeSmart LP, 2.25%, 12/15/2028	89,000	84,131
Digital Realty Trust LP, 3.60%, 07/01/2029	88,000	85,456
Enact Holdings, Inc., 6.25%, 05/28/2029	82,000	84,671
Enstar Group Ltd., 4.95%, 06/01/2029	79,000	78,883
EPR Properties, 3.75%, 08/15/2029	87,000	83,885
Equinix, Inc., 3.20%, 11/18/2029	80,000	76,381
Equitable America Global Funding, 4.30%, 12/15/2028 (a)	86,000	85,282
ERP Operating LP, 3.00%, 07/01/2029	90,000	86,132
Essent Group Ltd., 6.25%, 07/01/2029	83,000	85,699
Essex Portfolio LP, 4.00%, 03/01/2029	86,000	84,714
Extra Space Storage LP, 4.00%, 06/15/2029	84,000	82,493
F&G Global Funding, 4.50%, 01/09/2029 (a)	87,000	85,480
Federal Realty OP LP, 3.20%, 06/15/2029	90,000	86,305
Fidelity National Information Services, Inc., 4.55%, 03/10/2029	83,000	82,554
Fifth Third Bancorp, 4.90% (SOFR + 1.49%), 09/06/2030	83,000	83,234
Fiserv, Inc., 3.50%, 07/01/2029	88,000	84,613
Franklin BSP Capital Corp., 7.20%, 06/15/2029	83,000	84,887
GATX Corp., 4.70%, 04/01/2029	86,000	86,194
Global Payments, Inc., 5.30%, 08/15/2029	84,000	84,772
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029	83,000	83,561
Goldman Sachs BDC, Inc., 5.10%, 01/28/2029	88,000	86,077
Goldman Sachs Group, Inc., 4.59% (SOFR + 0.99%), 04/20/2030	86,000	85,705
Goldman Sachs Private Credit Corp., 5.38%, 01/31/2029	87,000	86,489
Golub Capital BDC, Inc., 6.00%, 07/15/2029	83,000	83,279
Golub Capital Private Credit Fund, 5.80%, 09/12/2029	85,000	84,273
Guardian Life Global Funding, 4.18%, 09/26/2029 (a)	88,000	87,065
Hartford Insurance Group, Inc., 2.80%, 08/19/2029	91,000	86,214
Healthpeak OP LLC, 2.13%, 12/01/2028	89,000	84,020
Hercules Capital, Inc., 5.35%, 02/10/2029	87,000	85,983
Highwoods Realty LP, 4.20%, 04/15/2029	88,000	86,220
Host Hotels & Resorts LP, 4.25%, 12/15/2028	80,000	79,281
HPS Corporate Lending Fund, 5.15%, 04/02/2029 (a)	86,000	84,217
Intercontinental Exchange, Inc., 3.95%, 12/01/2028	82,000	81,174
Jackson National Life Global Funding, 4.80%, 04/09/2029 (a)	86,000	85,561
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028	81,000	85,039
JPMorgan Chase & Co., 4.41% (SOFR + 0.82%), 04/23/2030	86,000	85,554
KeyCorp, 2.55%, 10/01/2029	92,000	86,100
Kilroy Realty LP, 4.75%, 12/15/2028	83,000	82,241
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029 (a)	89,000	86,107
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 06/15/2029 (a)	87,000	85,166
Lazard Group LLC, 4.38%, 03/11/2029	87,000	86,321
Liberty Mutual Group, Inc., 4.57%, 02/01/2029 (a)	86,000	85,776
Lincoln Financial Global Funding, 4.20%, 01/12/2029 (a)	86,000	84,825
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	82,000	79,917
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (a)	81,000	83,558
Macquarie Bank Ltd., 4.53%, 03/29/2029 (a)	82,000	82,204
Main Street Capital Corp., 6.95%, 03/01/2029	79,000	81,384
Marex Group PLC, 6.40%, 11/04/2029	84,000	86,592
Markel Group, Inc., 3.35%, 09/17/2029	90,000	86,622

Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	84,000	83,872
Mastercard, Inc., 2.95%, 06/01/2029	86,000	82,948
Mid-America Apartments LP, 3.95%, 03/15/2029	86,000	84,807
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/2029	85,000	85,989
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029 (a)	86,000	86,188
New Mountain Finance Corp., 6.88%, 02/01/2029	79,000	79,304
New York Life Global Funding, 4.20%, 04/20/2029 (a)	86,000	85,438
NMI Holdings, Inc., 6.00%, 08/15/2029	84,000	85,866
Northern Trust Corp., 3.15%, 05/03/2029	88,000	85,406
Northwestern Mutual Global Funding, 4.40%, 03/30/2029 (a)	83,000	82,809
Oaktree Specialty Lending Corp., 7.10%, 02/15/2029	78,000	79,425
Oaktree Strategic Credit Fund, 6.50%, 07/23/2029	83,000	83,822
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	88,000	84,555
ORIX Corp., 4.65%, 09/10/2029	83,000	83,274
Pacific Life Global Funding II, 4.30%, 04/27/2029 (a)	80,000	79,420
PartnerRe Finance B LLC, 3.70%, 07/02/2029	88,000	85,350
PayPal Holdings, Inc., 2.85%, 10/01/2029	90,000	85,066
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.25%, 07/01/2029 (a)	84,000	85,143
Piedmont Operating Partnership LP, 6.88%, 07/15/2029	81,000	85,244
Pinnacle Financial Partners, Inc., 6.17% (SOFR + 2.35%), 11/01/2030	84,000	86,208
PNC Financial Services Group, Inc., 5.49% (SOFR + 1.20%), 05/14/2030	81,000	83,036
Principal Life Global Funding II, 4.65%, 05/18/2029 (a)	82,000	81,934
Progressive Corp., 4.00%, 03/01/2029	86,000	85,450
Prologis LP, 2.88%, 11/15/2029	82,000	77,798
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	82,000	83,382
Public Storage Operating Co., 5.13%, 01/15/2029	82,000	83,636
Radian Group, Inc., 6.20%, 05/15/2029	82,000	84,833
Realty Income Corp., 3.95%, 02/01/2029	84,000	82,883
Regency Centers LP, 2.95%, 09/15/2029	85,000	80,970
Regions Financial Corp., 5.72% (SOFR + 1.49%), 06/06/2030	83,000	85,138
RenaissanceRe Holdings Ltd., 3.60%, 04/15/2029	88,000	85,572
RGA Global Funding, 5.45%, 05/24/2029 (a)	84,000	85,694
Royal Bank of Canada, 4.40% (SOFR + 0.84%), 04/17/2030	86,000	85,489
Sabra Health Care LP, 3.90%, 10/15/2029	88,000	85,278
Santander Holdings USA, Inc., 5.35% (SOFR + 1.94%), 09/06/2030	81,000	81,847
Simon Property Group LP, 2.45%, 09/13/2029	87,000	81,557
SiriusPoint Ltd., 7.00%, 04/05/2029	82,000	85,991
Sixth Street Lending Partners, 6.50%, 03/11/2029	83,000	84,684
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/2029	84,000	85,242
Store Capital LLC, 4.63%, 03/15/2029	87,000	86,169
Sumisho Air Lease Corp., 4.50%, 03/24/2029 (a)	83,000	82,475
Synchrony Financial, 5.94% (SOFR + 2.13%), 08/02/2030	80,000	81,525
Toronto-Dominion Bank, 4.36%, 04/23/2029	86,000	85,677
Truist Financial Corp., 5.44% to 01/24/2029 then SOFR + 1.62%, 01/24/2030	82,000	83,643
UDR, Inc., 4.40%, 01/26/2029	86,000	85,741
Unum Group, 4.00%, 06/15/2029	83,000	81,551
US Bancorp, 5.10% (SOFR + 1.25%), 07/23/2030	83,000	84,245
Ventas Realty LP, 4.40%, 01/15/2029	86,000	85,654
VICI Properties LP / VICI Note Co., Inc., 3.88%, 02/15/2029 (a)	88,000	85,610
Visa, Inc., 3.80%, 02/12/2029	85,000	84,163
WEA Finance LLC, 3.50%, 06/15/2029 (a)	86,000	82,649
Webster Financial Corp., 4.10%, 03/25/2029	88,000	85,938
Wells Fargo & Co., 4.18% (SOFR + 0.74%), 01/23/2030	86,000	85,124
Welltower OP LLC, 2.05%, 01/15/2029	89,000	83,774
Western Union Co., 4.75%, 06/15/2029	83,000	82,426
Western-Southern Global Funding, 4.25%, 01/29/2029 (a)	86,000	85,038
Westpac Banking Corp., 5.05%, 04/16/2029	81,000	82,718
Weyerhaeuser Co., 4.00%, 11/15/2029	82,000	80,294
Willis North America, Inc., 2.95%, 09/15/2029	87,000	82,553
Wintrust Financial Corp., 4.85%, 06/06/2029	86,000	84,704

WP Carey, Inc., 3.85%, 07/15/2029	88,000	86,047
		13,793,259

Health Care - 8.9%
Abbott Laboratories, 3.70%, 03/09/2029	88,000	86,541
AbbVie, Inc., 4.80%, 03/15/2029	85,000	85,947
Agilent Technologies, Inc., 2.75%, 09/15/2029	92,000	87,169
Amgen, Inc., 4.05%, 08/18/2029	84,000	82,990
Ascension Health, 2.53%, 11/15/2029	80,000	74,989
Astrazeneca Finance LLC, 4.85%, 02/26/2029	85,000	86,149
Augusta SpinCo Corp., 4.40%, 03/23/2029	83,000	82,545
Baxter International, Inc., 4.45%, 02/15/2029	87,000	86,005
Becton Dickinson & Co., 4.87%, 02/08/2029	81,000	81,661
Bristol-Myers Squibb Co., 4.90%, 02/22/2029	83,000	84,478
Cardinal Health, Inc., 5.00%, 11/15/2029	82,000	82,968
Cencora, Inc., 3.95%, 02/13/2029	85,000	83,748
Cigna Group, 5.00%, 05/15/2029	81,000	82,204
CommonSpirit Health, 3.35%, 10/01/2029	90,000	86,211
CSL Finance PLC, 4.05%, 04/27/2029 (a)	86,000	84,530
CVS Health Corp., 5.40%, 06/01/2029	83,000	84,847
DH Europe Finance II Sarl, 2.60%, 11/15/2029	82,000	76,994
Elevance Health, Inc., 5.15%, 06/15/2029	84,000	85,288
Eli Lilly & Co., 4.15%, 05/20/2029	84,000	83,874
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028	82,000	81,311
Gilead Sciences, Inc., 4.40%, 05/20/2029	82,000	82,006
GlaxoSmithKline Capital PLC, 3.38%, 06/01/2029	85,000	82,779
HCA, Inc., 3.38%, 03/15/2029	88,000	85,221
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/2029 (a)	84,000	84,859
Humana, Inc., 5.75%, 12/01/2028	81,000	83,064
IQVIA, Inc., 6.25%, 02/01/2029	81,000	83,838
Johnson & Johnson, 4.80%, 06/01/2029	82,000	83,586
McKesson Corp., 4.25%, 09/15/2029	81,000	80,481
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	82,000	84,160
Merck & Co., Inc., 3.85%, 03/15/2029	87,000	86,092
Novartis Capital Corp., 4.10%, 03/16/2029	83,000	82,532
Pfizer, Inc., 3.45%, 03/15/2029	88,000	86,073
Providence St Joseph Health Obligated Group, 2.53%, 10/01/2029	92,000	85,942
Quest Diagnostics, Inc., 4.20%, 06/30/2029	86,000	85,173
Revvity, Inc., 3.30%, 09/15/2029	90,000	86,202
Royalty Pharma PLC, 5.15%, 09/02/2029	81,000	82,170
Rush System for Health Obligated Group, 3.92%, 11/15/2029	84,000	82,184
Solventum Corp., 5.40%, 03/01/2029	85,000	86,657
Stryker Corp., 4.25%, 09/11/2029	81,000	80,465
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	85,000	86,344
UnitedHealth Group, Inc., 4.70%, 04/15/2029	86,000	86,752
Universal Health Services, Inc., 4.63%, 10/15/2029	86,000	85,260
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	79,000	80,602
		3,602,891

Industrials - 9.3%
3M Co., 2.38%, 08/26/2029	92,000	86,267
Allegion PLC, 3.50%, 10/01/2029	88,000	84,574
Amphenol Corp., 5.05%, 04/05/2029	84,000	85,451
AP Moller - Maersk AS, 4.50%, 06/20/2029 (a)	82,000	81,796
Boeing Co., 6.30%, 05/01/2029	83,000	86,839
Canadian National Railway Co., 4.35%, 05/12/2029	82,000	81,811
Canadian Pacific Railway Co., 4.00%, 03/15/2029	88,000	86,942
Caterpillar Financial Services Corp., 4.30%, 05/15/2029	80,000	80,033
CNH Industrial Capital LLC, 5.10%, 04/20/2029	83,000	83,944

CSX Corp., 4.25%, 03/15/2029	83,000	82,667
Cummins, Inc., 4.90%, 02/20/2029	85,000	86,184
Dover Corp., 2.95%, 11/04/2029	82,000	77,888
Element Fleet Management Corp., 4.80%, 05/29/2029 (a)	84,000	84,170
Emerson Electric Co., 2.00%, 12/21/2028	87,000	82,301
Entegris, Inc., 4.75%, 04/15/2029 (a)	87,000	86,421
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (a)	84,000	82,939
GXO Logistics, Inc., 6.25%, 05/06/2029	79,000	81,685
Honeywell Aerospace, Inc., 4.00%, 03/16/2029 (a)	88,000	86,976
Honeywell International, Inc., 2.70%, 08/15/2029	85,000	80,581
Howmet Aerospace, Inc., 3.90%, 04/15/2029	85,000	83,670
IDEX Corp., 4.95%, 09/01/2029	86,000	86,697
Ingersoll Rand, Inc., 5.18%, 06/15/2029	81,000	82,615
John Deere Capital Corp., 4.13%, 01/18/2029	86,000	85,659
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 5.50%, 04/19/2029	84,000	86,260
Keysight Technologies, Inc., 3.00%, 10/30/2029	90,000	85,562
L3Harris Technologies, Inc., 5.05%, 06/01/2029	82,000	83,132
Lockheed Martin Corp., 4.50%, 02/15/2029	85,000	85,286
MasTec, Inc., 5.90%, 06/15/2029	83,000	85,412
Norfolk Southern Corp., 2.55%, 11/01/2029	82,000	77,043
Northrop Grumman Corp., 4.60%, 02/01/2029	83,000	83,498
Otis Worldwide Corp., 4.49%, 05/07/2029	80,000	79,999
PACCAR Financial Corp., 3.90%, 02/05/2029	84,000	83,498
Parker-Hannifin Corp., 4.50%, 09/15/2029	83,000	83,176
Pentair Finance Sarl, 4.50%, 07/01/2029	80,000	79,546
Republic Services, Inc., 5.00%, 11/15/2029	84,000	85,450
Rockwell Automation, Inc., 3.50%, 03/01/2029	86,000	84,151
RTX Corp., 5.75%, 01/15/2029	83,000	85,745
Ryder System, Inc., 4.95%, 09/01/2029	79,000	79,869
Textron, Inc., 3.90%, 09/17/2029	85,000	82,960
Timken Co., 4.50%, 12/15/2028	84,000	83,875
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	86,000	84,664
Union Pacific Corp., 3.70%, 03/01/2029	86,000	84,655
United Parcel Service, Inc., 2.50%, 09/01/2029	92,000	86,797
Waste Connections, Inc., 3.50%, 05/01/2029	87,000	85,050
Waste Management, Inc., 3.88%, 01/15/2029	85,000	84,013
		3,767,751

Materials - 4.6%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029	85,000	85,499
Amcor Flexibles North America, Inc., 4.25%, 03/08/2029	83,000	82,190
ArcelorMittal SA, 4.25%, 07/16/2029	86,000	85,284
Avery Dennison Corp., 4.88%, 12/06/2028	85,000	85,650
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (a)	79,000	79,008
Cabot Corp., 4.00%, 07/01/2029	87,000	85,311
Dow Chemical Co., 7.38%, 11/01/2029	78,000	84,293
Eastman Chemical Co., 5.00%, 08/01/2029	83,000	83,720
Ecolab, Inc., 4.60%, 06/15/2029	82,000	82,358
Freeport-McMoRan, Inc., 5.25%, 09/01/2029	81,000	81,740
Georgia-Pacific LLC, 4.40%, 05/15/2029 (a)	82,000	81,693
Glencore Funding LLC, 5.37%, 04/04/2029 (a)	83,000	84,555
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (a)	88,000	84,386
Mosaic Co., 4.35%, 01/15/2029	84,000	83,253
Nutrien Ltd., 4.20%, 04/01/2029	83,000	82,344
Owens Corning, 3.95%, 08/15/2029	88,000	86,484
PPG Industries, Inc., 2.80%, 08/15/2029	90,000	85,216
RPM International, Inc., 4.55%, 03/01/2029	86,000	85,954
Sherwin-Williams Co., 2.95%, 08/15/2029	90,000	85,774
Sonoco Products Co., 4.60%, 09/01/2029	86,000	85,799

Steel Dynamics, Inc., 4.00%, 12/15/2028	86,000	84,974
WRKCo, Inc., 4.90%, 03/15/2029	83,000	83,593
		1,849,078

Technology - 8.9%
Accenture Capital, Inc., 4.05%, 10/04/2029	86,000	85,016
Adobe, Inc., 4.80%, 04/04/2029	86,000	87,069
Apple, Inc., 3.25%, 08/08/2029	88,000	85,702
Applied Materials, Inc., 4.80%, 06/15/2029	81,000	82,114
Arrow Electronics, Inc., 5.15%, 08/21/2029	81,000	81,734
Atlassian Corp., 5.25%, 05/15/2029	85,000	85,978
Booz Allen Hamilton, Inc., 4.00%, 07/01/2029 (a)	84,000	82,014
Broadcom, Inc., 5.05%, 07/12/2029	84,000	85,480
Cadence Design Systems, Inc., 4.30%, 09/10/2029	83,000	82,510
CDW LLC / CDW Finance Corp., 3.28%, 12/01/2028	87,000	83,408
Cisco Systems, Inc., 4.85%, 02/26/2029	84,000	85,226
Concentrix Corp., 6.50%, 03/01/2029	86,000	84,498
Constellation Software, Inc./Canada, 5.16%, 02/16/2029 (a)	83,000	83,372
Dell International LLC / EMC Corp., 4.15%, 02/15/2029	86,000	85,263
Equifax, Inc., 4.80%, 09/15/2029	86,000	86,332
Flex Ltd., 4.88%, 06/15/2029	85,000	85,182
Gartner, Inc., 3.63%, 06/15/2029 (a)	85,000	80,588
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/2029	80,000	82,059
Hewlett Packard Enterprise Co., 4.60%, 03/23/2029	86,000	85,994
HP, Inc., 4.00%, 04/15/2029	86,000	84,600
Intel Corp., 4.00%, 08/05/2029	85,000	83,553
Jabil, Inc., 4.20%, 02/01/2029	87,000	85,864
Juniper Networks, Inc., 3.75%, 08/15/2029	86,000	83,445
KLA Corp., 4.10%, 03/15/2029	86,000	85,420
Lam Research Corp., 4.00%, 03/15/2029	86,000	85,249
Leidos, Inc., 4.10%, 03/15/2029	87,000	85,836
Marvell Technology, Inc., 5.75%, 02/15/2029	83,000	85,380
Microchip Technology, Inc., 5.05%, 03/15/2029	83,000	83,769
Mobility Global, Inc., 5.05%, 06/15/2029 (a)	82,000	82,392
Moody's Corp., 4.25%, 02/01/2029	86,000	85,687
Motorola Solutions, Inc., 5.00%, 04/15/2029	80,000	80,995
MSCI, Inc., 4.00%, 11/15/2029 (a)	82,000	79,515
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 06/18/2029	85,000	84,258
Oracle Corp., 4.55%, 02/04/2029	84,000	83,171
Qorvo, Inc., 4.38%, 10/15/2029	88,000	86,249
Roper Technologies, Inc., 4.50%, 10/15/2029	86,000	85,330
S&P Global, Inc., 2.95%, 03/01/2029	87,000	83,608
Salesforce, Inc., 4.65%, 03/15/2029	86,000	86,179
Take-Two Interactive Software, Inc., 5.40%, 06/12/2029	83,000	84,703
TD SYNNEX Corp., 4.30%, 01/17/2029	86,000	85,155
Texas Instruments, Inc., 4.60%, 02/08/2029	82,000	82,900
Verisk Analytics, Inc., 4.13%, 03/15/2029	87,000	85,992
Workday, Inc., 3.70%, 04/01/2029	86,000	83,839
		3,622,628

Utilities - 8.7%
AEP Texas, Inc., 5.45%, 05/15/2029	81,000	82,906
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (a)	81,000	83,540
Ameren Corp., 5.00%, 01/15/2029	83,000	83,914
American Water Capital Corp., 4.63%, 06/01/2029	84,000	84,357
Arizona Public Service Co., 2.60%, 08/15/2029	90,000	84,668
Atmos Energy Corp., 2.63%, 09/15/2029	92,000	86,979
Avangrid, Inc., 3.80%, 06/01/2029	85,000	82,845
Black Hills Corp., 3.05%, 10/15/2029	90,000	85,417

Boston Gas Co., 3.00%, 08/01/2029 (a)	89,000		84,311
CenterPoint Energy, Inc., 5.40%, 06/01/2029	83,000		84,902
Connecticut Light and Power Co., 4.65%, 01/01/2029	85,000		85,448
Consolidated Edison Co. of New York, Inc., 4.00%, 12/01/2028	86,000		85,270
Constellation Energy Generation LLC, 4.55%, 06/01/2029	82,000		81,850
Consumers Energy Co., 4.60%, 05/30/2029	81,000		81,444
DTE Energy Co., 5.10%, 03/01/2029	82,000		83,146
Duke Energy Corp., 4.85%, 01/05/2029	83,000		83,681
Edison International, 5.45%, 06/15/2029	83,000		83,714
Emera US Finance LLC, 4.50%, 04/01/2029	81,000		80,625
Entergy Texas, Inc., 4.00%, 03/30/2029	87,000		85,865
Essential Utilities, Inc., 3.57%, 05/01/2029	90,000		87,347
Evergy Missouri West, Inc., 4.70%, 05/21/2029 (a)	80,000		80,185
Exelon Corp., 5.15%, 03/15/2029	81,000		82,277
Florida Power & Light Co., 5.15%, 06/15/2029	84,000		85,776
Georgia Power Co., 4.60%, 06/15/2029	82,000		82,468
Jersey Central Power & Light Co., 4.15%, 01/15/2029 (a)	84,000		83,035
Liberty Utilities Co., 5.58%, 01/31/2029 (a)	84,000		85,784
Monongahela Power Co., 4.45%, 08/15/2029 (a)	84,000		83,794
National Rural Utilities Cooperative Finance Corp., 4.40%, 05/11/2029	84,000		83,959
NiSource, Inc., 5.20%, 07/01/2029	81,000		82,364
NRG Energy, Inc., 4.45%, 06/15/2029 (a)	86,000		84,732
OGE Energy Corp., 5.45%, 05/15/2029	84,000		85,766
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	80,000		80,406
ONE Gas, Inc., 5.10%, 04/01/2029	85,000		86,385
Pacific Gas and Electric Co., 5.55%, 05/15/2029	83,000		84,892
PacifiCorp, 4.65%, 04/15/2029	83,000		82,893
Public Service Co. of Colorado, 4.15%, 03/13/2029	83,000		82,407
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	82,000		83,361
Sempra, 6.88% (5 yr. CMT Rate + 2.79%), 10/01/2054	84,000		85,783
Tampa Electric Co., 4.90%, 03/01/2029	85,000		85,828
Virginia Electric and Power Co., 2.88%, 07/15/2029	86,000		82,231
Vistra Operations Co. LLC, 4.38%, 05/01/2029 (a)	86,000		84,376
Wisconsin Electric Power Co., 3.95%, 03/01/2029	87,000		85,955
			3,526,886
TOTAL CORPORATE BONDS (Cost $40,197,708)			39,921,886

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (d)	114,461		114,461
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $114,461)			114,461

TOTAL INVESTMENTS - 98.9% (Cost $40,312,169)			40,036,347
Other Assets in Excess of Liabilities - 1.1%		0.01139	461,275
TOTAL NET ASSETS - 100.0%			$ 40,497,622

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $7,476,606 or 18.5% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $112,269.
(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

F/m 3-Year Investment Grade Corporate Bond ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 39,921,886	$ –	$ 39,921,886
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	114,461
Total Investments	$ –	$ 39,921,886	$ –	$ 40,036,347

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.